NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2014
NET INCOME PER SHARE
NET INCOME PER SHARE

3. NET INCOME PER SHARE

        Basic net income per Class A and Class B ordinary share for the years ended December 31, 2012, 2013 and 2014 is computed on the basis of the weighted average number of ordinary shares outstanding using the two class method. Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period, including restricted shares. Diluted net income per ordinary share is computed using the effect of the outstanding Share-Based Awards calculated using the "treasury stock" method.

        The computation of the diluted net income per Class A share assumes the conversion of Class B shares, while the diluted net income per Class B share does not assume the conversion of those shares. The net income per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of Share-Based Awards excluded from the diluted net income per ordinary share computation, because their effect was anti-dilutive for the years ended December 31, 2012, 2013 and 2014, was 1,139,956, 1,346,000 and 1,558,500, respectively.

        The Company's outstanding convertible debt provides for a flexible settlement feature. The Company intends to settle upon conversion the principal amount of the debt for cash and the conversion premium for Class A shares. The convertible debt is included in the calculation of diluted net income per share if its inclusion is dilutive under the treasury stock method. The convertible debt was anti-dilutive in the years ended December 31, 2013 and December 31, 2014.

        The components of basic and diluted net income per share were as follows:

	Year ended December 31,
	2012		2013		2014
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUR	RUR	RUR	RUR	RUR	$	RUR	$
Net income, allocated for basic	4,564	3,659	9,674	3,800	13,300	236.4	3,720	66.1
Reallocation of net income as a result of conversion of Class B to Class A shares	3,659	—	3,800	—	3,720	66.1	—	—
Reallocation of net income to Class B shares	—	22	—	37	—	—	32	0.6

Net income, allocated for diluted	8,223	3,681	13,474	3,837	17,020	302.5	3,752	66.7
Weighted average ordinary shares outstanding—basic	181,039,148	145,171,800	234,522,372	92,135,406	249,543,232	249,543,232	69,793,550	69,793,550
Dilutive effect of:
Conversion of Class B to Class A shares	145,171,800	—	92,135,406	—	69,793,550	69,793,550	—	—
Ordinary Share-Based Awards	9,479,648	5,129,207	7,913,434	3,138,966	6,273,495	6,273,495	1,988,808	1,988,808

Weighted average ordinary shares outstanding—diluted	335,690,596	150,301,007	334,571,212	95,274,372	325,610,277	325,610,277	71,782,358	71,782,358

Net income per share attributable to ordinary shareholders:
Basic	25.21	25.21	41.25	41.25	53.30	0.95	53.30	0.95

Diluted	24.50	24.50	40.27	40.27	52.27	0.93	52.27	0.93